Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 02, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policy [Line Items]
Federal depository insurance coverage		$ 250,000	$ 250,000		$ 250,000
Offering costs			375,000	$ 225,739	$ 613,245	$ 0	$ 0
Compensation Expense		0		$ 0
Reclassification of permanent to temporary equity					3,133,926
Goldman Sachs Financial Square Treasury Investments Fund [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held		750,085,956	750,085,956		$ 750,063,158
IPO [Member]
Summary Of Significant Accounting Policy [Line Items]
Class A common stock issued, Shares	75,000,000
Offering costs					988,245
Custodian Bank [Member]
Summary Of Significant Accounting Policy [Line Items]
Deposits held		$ 799,624	$ 799,624		$ 383,246
Common Class A [Member]
Summary Of Significant Accounting Policy [Line Items]
Class A common stock issued, Shares			75,000,000		75,000,000
Offering costs					$ 41,163,224
Proceeds from public offering					$ 41,250,000
Conversion of warrants to Class A common shares		27,250,000	27,250,000		27,250,000